STOCK COMPENSATION PLANS (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Number of Shares
Balances as of August 31	4,550,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	23,800,000	4,550,000
Exercised	0	0
Forfeited	0	0
Balances as of August 31	28,350,000	4,550,000
Weighted- Average Exercise Price
Balances as of August 31	$ 1.32	$ 0
Granted	1.97	1.32
Exercised	0	0
Forfeited	0	0
Balances as of August 31	$ 1.86	$ 1.32
Fair Value on Grant Date
Balances as of August 31	$ 2,550,380	$ 0
Granted	33,314,610	2,550,380
Exercised	0	0
Forfeited	0	0
Balances as of August 31	35,864,990	2,550,380
Intrinsic Value
Balances as of August 31	59,500	0
Granted	1,982,000	21,000
Exercised	0	0
Forfeited	0	0
Balances as of August 31	$ 2,041,500	$ 59,500